SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	002
Participant loan, fair value	$ 4,690,139
EBP, Asset Held for Investment	$ 361,339,530
Entity tax identification number	36-3853103
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Investment, Identifier [Axis]: AptarGroup, Inc. | Aptar Stock Fund | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	$ 21,183,428
Investment, Identifier [Axis]: BAMCO, Inc. | Baron Asset Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	6,470,860
Investment, Identifier [Axis]: Baird Funds | Aggregate Bond Fund Institutional Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	10,137,233
Investment, Identifier [Axis]: Fidelity Investments | Cash Reserves Fund | Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	5,973
Investment, Identifier [Axis]: Fidelity Investments | Diversified International K Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,165,898
Investment, Identifier [Axis]: Fidelity Investments | Fidelity 500 Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	39,229,628
Investment, Identifier [Axis]: Fidelity Investments | Fidelity Contrafund K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	59,140,160
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2010 Fund K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	362,195
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2015 Fund K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,260,157
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2020 Fund K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,119,039
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2025 Fund K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	10,987,320
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2030 Fund K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	23,535,737
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2035 Fund K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	31,958,659
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2040 Fund K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	24,465,632
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2045 Fund K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	21,168,999
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2050 Fund K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,683,209
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2055 Fund K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	12,354,289
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2060 Fund K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	9,541,156
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2065 Fund K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	3,254,159
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2070 Fund K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	199,346
Investment, Identifier [Axis]: Fidelity Investments | Freedom Income Fund K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	366,872
Investment, Identifier [Axis]: Fidelity Investments | Government Money Market Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	10,054,271
Investment, Identifier [Axis]: Fidelity Investments | Stock Selector Small Cap Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	9,519,918
Investment, Identifier [Axis]: Fidelity Management Trust Company | Managed Income Portfolio | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	5,572,319
Investment, Identifier [Axis]: Virtus Investment Advisors, Inc. | NFJ Dividend Value Fund R6 Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	$ 12,912,934